Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles, or GAAP, requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers cash equivalents to be those investments which are highly liquid, readily convertible to cash and mature within three months from the date of purchase.
Investments in Marketable Securities

Investments in Marketable Securities

Consistent with its investment policy, the Company invests its cash allocated to fund its short-term liquidity requirements with prominent financial institutions in bank depository accounts and institutional money market funds and the Company invests the remainder of its cash in corporate debt securities and municipal bonds rated at least A quality or equivalent, U.S. Treasury notes and bonds and U.S. and state government agency-backed securities.

The Company determines the appropriate classification of marketable securities at the time of purchase and reevaluates its classification as of each balance sheet date. All marketable securities owned during the three months ended March 31, 2015, and March 31, 2014, were classified as available-for-sale. The cost of securities sold is based on the specific identification method. Investments in marketable securities are recorded as of each balance sheet date at fair value, with unrealized gains and, to the extent deemed temporary, unrealized losses included in stockholders’ equity. Interest and dividend income on investments in marketable securities, accretion of discounts and amortization of premiums and realized gains and losses are included in interest income in the statement of comprehensive income (loss).

An investment in marketable securities is considered to be impaired when a decline in fair value below its cost basis is determined to be other than temporary. The Company evaluates whether a decline in fair value of an investment in marketable securities below its cost basis is other than temporary using available evidence. In the event that the cost basis of the investment exceeds its fair value, the Company evaluates, among other factors, the amount and duration of the period that the fair value is less than the cost basis, the financial health of and business outlook for the issuer, including industry and sector performance, and operational and financing cash flow factors, overall market conditions and trends, the Company’s intent to sell the investment and whether it is more likely than not the Company would be required to sell the investment before its anticipated recovery. If a decline in fair value is determined to be other than temporary, the Company records an impairment charge in the statement of comprehensive income (loss) and establishes a new cost basis in the investment.

Investments in Marketable Securities

Consistent with its investment policy, the Company invests its cash allocated to fund its short-term liquidity requirements with prominent financial institutions in bank depository accounts and institutional money market funds and the Company invests the remainder of its cash in corporate debt securities and municipal bonds rated at least A quality or equivalent, U.S. Treasury notes and bonds, U.S. and state government agency-backed securities and certificates of deposit.

The Company determines the appropriate classification of marketable securities at the time of purchase and reevaluates its classification as of each balance sheet date. All marketable securities owned during 2014 and 2013 were classified as available-for-sale. The cost of securities sold is based on the specific identification method. Investments in marketable securities are recorded as of each balance sheet date at fair value, with unrealized gains and, to the extent deemed temporary, unrealized losses included in stockholders’ equity. Interest and dividend income on investments in marketable securities, accretion of discounts and amortization of premiums and realized gains and losses are included in interest income in the statement of comprehensive income (loss).

An investment in marketable securities is considered to be impaired when a decline in fair value below its cost basis is determined to be other than temporary. The Company evaluates whether a decline in fair value of an investment in marketable securities below its cost basis is other than temporary using available evidence. In the event that the cost basis of the investment exceeds its fair value, the Company evaluates, among other factors, the amount and duration of the period that the fair value is less than the cost basis, the financial health of and business outlook for the issuer, including industry and sector performance and operational and financing cash flow factors, overall market conditions and trends, the Company’s intent to sell the investment and whether it is more likely than not the Company would be required to sell the investment before its anticipated recovery. If a decline in fair value is determined to be other than temporary, the Company records an impairment charge in the statement of comprehensive income (loss) and establishes a new cost basis in the investment.

Receivables

Receivables

The Company’s current receivables at December 31, 2014 and 2013 are primarily related to the Company’s sale of equipment as a result of the Company closing its laboratory operations and the Company’s service revenue. During 2014, 2013 and 2012, the Company sold equipment with a net book value of $4,000, $519,000 and $1,534,000, respectively, of which $13,000, $183,000 and $1,046,000 was receivable at December 31, 2014, 2013 and 2012, respectively.

Long-lived Assets

Long-lived Assets

Property and equipment consists primarily of laboratory equipment, office furniture and fixtures and leasehold improvements and is recorded at historical cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Equipment is typically depreciated over 3 to 5 years, office furniture and fixtures are typically depreciated over 7 years, and leasehold improvements are typically amortized over the lesser of the asset life or the lease term.

The Company capitalizes the costs of intellectual property acquired or licensed from external sources as intangible assets if, at the time of acquisition, the intellectual property has reached technological feasibility. Intellectual property acquired or licensed from external sources that has not reached technological feasibility at the time of acquisition or that has no expected future use is charged to research and development expense as incurred. The Company records all other charges related to the filing, prosecution and maintenance of patents to expense as incurred.

The Company assesses the net realizable value of its long-lived assets and evaluates these assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment charge would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. An impairment charge, if recognized, would be based on the excess of the carrying value of the impaired asset over its estimated fair value.

Research and Development Expense

Research and Development Expense

Research and development costs are expensed as incurred and include direct costs incurred to third parties related to research or development of the Company’s product candidates, salaries of, and stock-based compensation for, personnel involved in research and development activities, contractor fees, administrative expenses and allocations of research and development-related overhead costs. Administrative expenses and research and development-related overhead costs included in research and development expense consist of allocations of facility and equipment lease charges, depreciation and amortization of assets, and insurance, legal and supply costs that are directly related to research and development activities. For the year ended December 31, 2014 the Company recorded insurance proceeds of $790,000 related to clinical trial material manufacturing, as a reduction to research and development expense. The Company directly reduces research and development expenses for amounts reimbursed pursuant to the cost-sharing agreements described in Note 12.

Accrued Expenses

Accrued Expenses

The Company records accruals based on estimates of the services received, efforts expended and amounts owed pursuant to contracts with clinical trial sites, contract research organizations and other service providers. In the normal course of business, the Company contracts with third parties to perform various clinical trial and other research and development activities in the ongoing development of potential products. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows. Payments under these agreements depend on the performance of services or the achievement of specified events, such as the production of drug substance or clinical trial materials, the recruitment of clinical trial subjects, the completion of portions of a non-clinical study or clinical trial or similar conditions. The objective of the Company’s accrual policy is to match the recording of expenses in its financial statements to the actual services received and efforts expended. As such, expense accruals are recognized based on the Company’s estimate of the degree of completion of the event or events specified in a particular contract as giving rise to a payment.

Credit Risk

Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of cash, investments in marketable securities and receivables from collaborations. The Company has established guidelines for investment of its cash that are designed to emphasize safety, liquidity and preservation of capital. The Company places its cash and cash equivalents with prominent financial institutions. At December 31, 2014 and 2013, the Company had deposits in excess of federally insured limits of $52,324,000 and $57,485,000, respectively.

Revenue Recognition

Revenue Recognition

The Company uses the revenue recognition guidance established by ASC Topic 605, Revenue Recognition, or ASC 605. In determining the accounting for collaboration and alliance agreements, the Company follows the provisions of ASC 605, Subtopic 25, Multiple Element Arrangements, or ASC 605-25. ASC 605-25 provides guidance on whether an arrangement that involves multiple revenue-generating activities or deliverables should be divided into separate units of accounting for revenue recognition purposes and, if division is required, how the arrangement consideration should be allocated among the separate units of accounting. If the arrangement constitutes separate units of accounting according to the separation criteria of ASC 605-25, the consideration received is allocated among the separate units of accounting and the applicable revenue recognition criteria must be applied to each unit. If the arrangement constitutes a single unit of accounting, the revenue recognition policy must be determined for the entire arrangement and the consideration received is recognized over the period of inception through the date on which the last deliverable within the single unit of accounting is expected to be delivered. Revisions to the estimated period of recognition are reflected in revenue prospectively.

Non-refundable upfront fees, which may include, for example, an initial payment upon effectiveness of the contractual relationship, payment representing a common stock purchase premium or payment to secure a right for a future license, are recorded as deferred revenue and recognized into revenue as license fees and milestones from collaborations on a straight-line basis over the estimated period of the Company’s substantive performance obligations. If the Company does not have substantive performance obligations, it recognizes non-refundable upfront fees into revenue through the date the deliverable is satisfied.

Revenue for non-refundable payments based on the achievement of milestone events under collaboration agreements is recognized in accordance with ASC 605, Subtopic 28, Milestone Method, or ASC 605-28. Milestone events under the Company’s collaboration agreements may include research, development, regulatory, commercialization or sales events. Under ASC 605-28, a milestone payment is recognized as revenue when the applicable event is achieved if the event meets the definition of a milestone and the milestone is determined to be substantive. ASC 605-28 defines a milestone event as an event having all of the following characteristics: (1) there is substantive uncertainty regarding achievement of the milestone event at the inception of the arrangement; (2) the event can only be achieved based, in whole or in part, on either the company’s performance or a specific outcome resulting from the company’s performance; and (3) if achieved, the event would result in additional payment due to the company. The Company also treats events that can only be achieved based, in whole or in part, on either a third party’s performance or a specific outcome resulting from a third party’s performance as milestone events if the criteria of ASC 605-28 are otherwise satisfied. A milestone is considered substantive if it meets all of the following criteria: (A) the payment is commensurate with either the Company’s performance to achieve the milestone or with the enhancement of the value of the delivered item; (B) the payment relates solely to past performance; and (C) the payment is reasonable relative to all of the deliverables and payment terms within the arrangement. If any of these conditions is not met, the milestone payment is deferred and recognized on a straight-line basis over a period determined as discussed above.

Research and development costs that are reimbursable under collaboration agreements are recorded in accordance with ASC 605, Subtopic 45, Principal Agent Considerations. Amounts reimbursed under a cost sharing arrangement are reflected as a reduction of research and development expense.

Grant payments received prior to the Company’s performance of work required by the terms of the award are recorded as deferred revenue and recognized as grant revenue as the Company performs the work and incurs qualifying costs. Service revenue is earned and recognized as research or development is performed and related expenses are incurred.

Revenue Recognition

The Company uses the revenue recognition guidance established by Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic 605, Revenue Recognition, or ASC 605. In determining the accounting for collaboration and alliance agreements, the Company follows the provisions of ASC 605, Subtopic 25, Multiple Element Arrangements, or ASC 605-25. ASC 605-25 provides guidance on whether an arrangement that involves multiple revenue-generating activities or deliverables should be divided into separate units of accounting for revenue recognition purposes and, if division is required, how the arrangement consideration should be allocated among the separate units of accounting. If the arrangement constitutes separate units of accounting according to the separation criteria of ASC 605-25, the consideration received is allocated among the separate units of accounting and the applicable revenue recognition criteria must be applied to each unit. If the arrangement constitutes a single unit of accounting, the revenue recognition policy must be determined for the entire arrangement and the consideration received is recognized over the period of inception through the date on which the last deliverable within the single unit of accounting is expected to be delivered. Revisions to the estimated period of recognition are reflected in revenue prospectively.

Non-refundable upfront fees, which may include, for example, an initial payment upon effectiveness of the contractual relationship, payment representing a common stock purchase premium or payment to secure a right for a future license, are recorded as deferred revenue and recognized into revenue as license fees and milestones from collaborations on a straight-line basis over the estimated period of the Company’s substantive performance obligations. If the Company does not have substantive performance obligations, it recognizes non-refundable upfront fees into revenue through the date the deliverable is satisfied.

Revenue for non-refundable payments based on the achievement of milestone events under collaboration agreements is recognized in accordance with ASC 605, Subtopic 28, Milestone Method, or ASC 605-28. Milestone events under the Company’s collaboration agreements may include research, development, regulatory, commercialization or sales events. Under ASC 605-28, a milestone payment is recognized as revenue when the applicable event is achieved if the event meets the definition of a milestone and the milestone is determined to be substantive. ASC 605-28 defines a milestone event as an event having all of the following characteristics: (1) there is substantive uncertainty regarding achievement of the milestone event at the inception of the arrangement; (2) the event can only be achieved based, in whole or in part, on either the company’s performance or a specific outcome resulting from the company’s performance; and (3) if achieved, the event would result in additional payment due to the company. The Company also treats events that can only be achieved based, in whole or in part, on either a third party’s performance or a specific outcome resulting from a third party’s performance as milestone events if the criteria of ASC 605-28 are otherwise satisfied. A milestone is considered substantive if it meets all of the following criteria: (A) the payment is commensurate with either the Company’s performance to achieve the milestone or with the enhancement of the value of the delivered item; (B) the payment relates solely to past performance; and (C) the payment is reasonable relative to all of the deliverables and payment terms within the arrangement. If any of these conditions is not met, the milestone payment is deferred and recognized on a straight-line basis over a period determined as discussed above.

Research and development costs that are reimbursable under collaboration agreements are recorded in accordance with ASC 605, Subtopic 45, Principal Agent Considerations. Amounts reimbursed under a cost sharing arrangement are reflected as a reduction of research and development expense.

Grant payments received prior to the Company’s performance of work required by the terms of the award are recorded as deferred revenue and recognized as grant revenue as the Company performs the work and incurs qualifying costs. Service revenue is earned and recognized as research or development is performed and related expenses are incurred.

Income Taxes

Income Taxes

The Company uses the liability method in accounting for income taxes as required by ASC Topic 740, Income Taxes, or ASC 740. Under ASC 740, deferred tax assets and liabilities are recorded for operating loss and tax credit carryforwards and for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that the assets will be realized. ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 requires interim income tax expense or benefit to be calculated using an estimated annual effective tax rate. If a reliable estimate of the annual effective tax rate cannot be made, the Company considers the effective tax rate for the year to date to be the best estimate. Accordingly, the income tax provision for the three months ended March 31, 2015, was determined based on the actual year-to-date effective tax rate because a reliable estimate of the annual effective tax rate cannot be made. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition. The Company’s policy is to classify any interest recognized in accordance with ASC 740 as interest expense and to classify any penalties recognized in accordance with ASC 740 as an expense other than income tax expense.

Income Taxes

The Company uses the liability method in accounting for income taxes as required by ASC Topic 740, Income Taxes, or ASC 740. Under ASC 740, deferred tax assets and liabilities are recorded for operating loss and tax credit carryforwards and for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that the assets will be realized. ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition. The Company’s policy is to classify any interest recognized in accordance with ASC 740 as interest expense and to classify any penalties recognized in accordance with ASC 740 as an expense other than income tax expense.

Net Income or Loss Per Share

Net Income or Loss Per Share

The Company computes net income or loss per share in accordance with ASC Topic 260, Earnings Per Share, or ASC 260. Under the provisions of ASC 260, basic net income or loss per share, or Basic EPS, is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per share, or Diluted EPS, is computed by dividing net income or loss by the weighted average number of common shares outstanding plus, in the case of diluted net income per share, dilutive common share equivalents outstanding. The calculations of Basic EPS and Diluted EPS are set forth in the table below (in thousands, except share and per share amounts).

	Three Months Ended March 31,
	2015	2014
Basic and diluted:
Net loss	$(6,752)	$(14,999)

Weighted average common shares—basic and diluted	33,796,380	33,746,917

Basic and diluted EPS	$(0.20)	$(0.44)

Common share equivalents consist of the incremental common shares that would be outstanding upon the exercise of stock options, calculated using the treasury stock method. For the three-month periods ended March 31, 2015, and March 31, 2014, the Company excluded all common share equivalents from the calculation of Diluted EPS because the Company had a net loss in those periods. As a result, Diluted EPS is identical to Basic EPS for those periods. If the Company had been in a net income position for the three months ended March 31, 2015, and March 31, 2014, 3,798,838 and 4,947,910 shares, respectively, subject to outstanding stock options may have been included in the calculation of common share equivalents using the treasury stock method.

Net Income or Loss Per Share

The Company computes net income or loss per share in accordance with ASC Topic 260, Earnings Per Share, or ASC 260. Under the provisions of ASC 260, basic net income or loss per share, or Basic EPS, is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per share, or Diluted EPS, is computed by dividing net income or loss by the weighted average number of common shares outstanding plus, in the case of diluted net income per share, dilutive common share equivalents outstanding.

The calculations of Basic EPS and Diluted EPS are set forth in the table below (in thousands, except share and per share amounts):

	Year Ended December 31,
	2014	2013	2012
Basic and diluted:
Net loss	$(32,623)	$(46,705)	$(6,998)

Weighted average common shares—basic and diluted	33,780,433	33,640,323	33,476,316

Basic and diluted EPS	$(0.97)	$(1.39)	$(0.21)

Common share equivalents consist of the incremental common shares that would be outstanding upon the exercise of stock options, calculated using the treasury stock method. For each of the years ended December 31, 2014, 2013 and 2012, the Company excluded all common share equivalents from the calculation of Diluted EPS because the Company had a net loss. As a result, Diluted EPS is identical to Basic EPS for those years. If the Company had been in a net income position for the years ended December 31, 2014, 2013 or 2012, 4,683,263, 4,364,064 and 4,250,964 shares, respectively, subject to outstanding stock options may have been included in the calculation of common share equivalents using the treasury stock method.

Common Stock and Stock-Based Compensation

Common Stock and Stock-Based Compensation

During the three months ended March 31, 2015, the Company issued 31,900 shares of common stock upon the exercise of stock options. The Company issued 75,556 shares of common stock upon the exercise of stock options during the year ended December 31, 2014.

During the three months ended March 31, 2015, the Company granted to employees options to purchase an aggregate of 111,025 shares of common stock, of which 63,495 remain outstanding at March 31, 2015. The remaining stock options have an estimated aggregate fair value, using the Black-Scholes-Merton formula, of $91,000. The Company is recording this amount, as adjusted for forfeitures, as stock-based compensation on a straight line basis over 16 quarters beginning on the last day of the respective quarters in which the grants were made. During the three months ended March 31, 2015, the Company accelerated the vesting of 95,230 stock options and 63,500 stock awards upon the termination of employment of the respective award recipients resulting in $420,000 of stock-based compensation expense.

Stock-Based Compensation

The Company has two stock-based incentive plans, the 2000 Equity Incentive Plan of Targacept, Inc., as amended and restated through March 15, 2006, or the 2000 Plan, and the Targacept, Inc. 2006 Stock Incentive Plan, as amended and restated through March 9, 2011 and further amended on December 7, 2012, March 13, 2013 and April 10, 2013, or the 2006 Plan. The 2000 Plan and the 2006 Plan, or the Plans, are described more fully in Note 9.

The Company records stock-based compensation under the fair value recognition provisions of ASC Topic 718, Compensation – Stock Compensation, or ASC 718. Under ASC 718, the Company calculates the fair value of each option grant using the Black-Scholes-Merton valuation formula. The fair value of each grant is recorded as expense on a straight-line basis over the option’s vesting period.

ASC 718 also requires the benefits of tax deductions in excess of recognized compensation expense to be reported as a financing cash flow. This requirement reduces net operating cash flows and increases net financing cash flows for periods after adoption. The Company cannot estimate the future effect of excess tax deductions or shortfalls on cash flows because they depend on, among other things, when employees exercise stock options and the tax deductions available to the Company at those times.

Prepaid Expenses

Prepaid Expenses

The Company defers and capitalizes non-refundable advance payments for goods or services to be received in the future. The Company then charges the advance payments to expense ratably as the goods are delivered or the services are rendered. The Company may make adjustments to the amount charged to expense each period if expectations change regarding the timing of delivery of goods or rendering of services.

Fair Value

Fair Value Measurement

The Company follows Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic 820, Fair Value Measurements and Disclosures, or ASC 820, for application to financial assets. ASC 820 defines fair value, provides a consistent framework for measuring fair value under GAAP and requires fair value financial statement disclosures. ASC 820 applies only to the measurement and disclosure of financial assets that are required or permitted to be measured and reported at fair value under other ASC topics (except for standards that relate to share-based payments such as ASC Topic 718, Compensation—Stock Compensation).

The valuation techniques required by ASC 820 may be based on either observable or unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, and unobservable inputs reflect the Company’s market assumptions. These inputs are classified into the following hierarchy:

Level 1 Inputs—quoted prices (unadjusted) in active markets for identical assets that the reporting entity has the ability to access at the measurement date;

Level 2 Inputs—inputs other than quoted prices included within Level 1 that are observable for the asset, either directly or indirectly; and

Level 3 Inputs—unobservable inputs for the assets.

The following tables present the Company’s investments in marketable securities (including, if applicable, those classified on the Company’s balance sheet as cash equivalents) that are measured at fair value on a recurring basis as of March 31, 2015, and December 31, 2014, respectively:

March 31, 2015	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(in thousands)
U.S. Treasury and U.S. or state government agency-backed securities	$14,429	$—	$—
Corporate debt securities	—	17,935	—
Municipal bonds	—	644	—
Accrued interest	156	—	—

Total investments in marketable securities	$14,585	$18,579	$—

December 31, 2014	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(in thousands)
U.S. Treasury and U.S. or state government agency-backed securities	$22,685	$—	$—
Corporate debt securities	—	30,372	—
Municipal bonds	—	1,075	—
Accrued interest	241	—	—

Total investments in marketable securities	$22,926	$31,447	$—

Corporate debt securities and municipal bonds are valued based on various observable inputs such as benchmark yields, reported trades, broker/dealer quotes, benchmark securities and bids.

Fair Value

The carrying amounts of cash and cash equivalents, investments in marketable securities, receivables, accounts payable and accrued expenses are considered to be representative of their respective fair values due to their short-term natures and, in the case of investments in marketable securities, their market interest rates. Likewise, the carrying amounts of the Company’s long-term debts are considered to be representative of their fair value due to their respective market interest rates.

The Company follows ASC Topic 820, Fair Value Measurements and Disclosures, or ASC 820, for application to financial assets. ASC 820 defines fair value, provides a consistent framework for measuring fair value under GAAP and requires fair value financial statement disclosures. ASC 820 applies only to the measurement and disclosure of financial assets that are required or permitted to be measured and reported at fair value under other ASC topics (except for standards that relate to share-based payments such as ASC Topic 718, Compensation – Stock Compensation).

The valuation techniques required by ASC 820 may be based on either observable or unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, and unobservable inputs reflect the Company’s market assumptions. These inputs are classified into the following hierarchy:

Level 1 Inputs—quoted prices (unadjusted) in active markets for identical assets that the reporting entity has the ability to access at the measurement date;

Level 2 Inputs—inputs other than quoted prices included within Level 1 that are observable for the asset, either directly or indirectly; and

Level 3 Inputs—unobservable inputs for the assets.

The following tables present the Company’s investments in marketable securities (including, if applicable, those classified on the Company’s balance sheet as cash equivalents) that are measured at fair value on a recurring basis as of December 31, 2014 and 2013, respectively:

December 31, 2014	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
U.S. Treasury and U.S. or state government agency-backed securities	$22,685	$—	$—
Corporate debt securities	—	30,372	—
Municipal bonds	—	1,075	—
Accrued interest	241	—	—

Total cash equivalents and marketable securities	$22,926	$31,447	$—

December 31, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
U.S. Treasury and U.S. or state government agency-backed securities	$37,029	$—	$—
Corporate debt securities	—	43,347	—
Municipal bonds	—	3,509	—
Certificates of deposit	5,000	—	—
Accrued interest	407	—	—

Total cash equivalents and marketable securities	$42,436	$46,856	$—

Corporate debt securities and municipal bonds are valued based on various observable inputs such as benchmark yields, reported trades, broker/dealer quotes, benchmark securities and bids.

Accumulated Other Comprehensive Income or Loss

Accumulated Other Comprehensive Income or Loss

Accumulated other comprehensive income or loss, as presented in stockholders’ equity on the Company’s balance sheet, reflects the cumulative net unrealized gains or losses on available-for-sale securities for all periods. The table below reflects changes in accumulated other comprehensive income for the three months ended March 31, 2015, in thousands.

Accumulated other comprehensive income, January 1, 2015	$4
Unrealized loss on available-for-sale securities, net	—
Net realized gains on available-for-sale securities reclassified out of other comprehensive income	(2)
Income taxes	21

Accumulated other comprehensive income, March 31, 2015	$23

Accumulated Other Comprehensive Income or Loss

Accumulated other comprehensive income or loss, as presented in stockholders’ equity on the Company’s balance sheet, reflects the cumulative net unrealized gains or losses on available-for-sale securities for all periods. The table below reflects changes in accumulated other comprehensive income for the year ended December 31, 2014, in thousands.

Accumulated other comprehensive income, January 1, 2014	$87
Unrealized loss on available-for-sale securities, net	(147)
Net realized gains on available-for sale securities reclassified out of other comprehensive income	(8)
Income taxes	72

Accumulated other comprehensive income, December 31, 2014	$4

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, or ASU 2014-09. ASU 2014-09 develops a common revenue standard for GAAP and International Financial Reporting Standards and supersedes most current revenue recognition guidance. ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and requires a company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. In April 2015, the FASB voted for a one-year deferral of the effective date of the new revenue recognition standard. If approved, the new standard will become effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and can be adopted either retrospectively to each prior reporting period presented or as a cumulative effect adjustment as of the date of adoption. The Company is currently evaluating the impact that the implementation of ASU 2014-09 will have on the Company’s financial statements.

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, or ASU 2014-09. ASU 2014-09 develops a common revenue standard for GAAP and International Financial Reporting Standards and supersedes most current revenue recognition guidance. ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and requires a company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. The Company is currently evaluating the impact that the implementation of ASU 2014-09 will have on the Company’s financial statements.

Basis of Presentation

Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or GAAP, for interim financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Company’s audited financial statements and notes thereto included in its Annual Report on Form 10-K for the year ended December 31, 2014. In the opinion of the Company’s management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of its financial position, operating results and cash flows for the periods presented have been included. Operating results for the three months ended March 31, 2015, are not necessarily indicative of the results that may be expected for the full year, for any other interim period or for any future year.

Intellectual Property

Intellectual Property

The Company capitalizes the costs of intellectual property acquired or licensed from external sources as intangible assets if, at the time of acquisition, the intellectual property has reached technological feasibility. The cost of intellectual property acquired or licensed from external sources that has not reached technological feasibility at the time of acquisition or that has no expected future use is charged to research and development expense as incurred. The Company records all other charges related to the filing, prosecution and maintenance of patents to expense as incurred.

The Company assesses the net realizable value of its long-lived assets, including capitalized intellectual property, and evaluates these assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment charge would be recognized when the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. An impairment charge, if recognized, would be based on the excess of the carrying value of the impaired asset over its estimated fair value. As a result of the decision to discontinue development of TC-5214, the Company determined during 2014 the carrying value of the related capitalized intellectual property was not recoverable and, accordingly, recorded an impairment charge for its full carrying value of $89,000.

Commitments and Contingencies

Commitments and Contingencies

Under an employment agreement with a former executive officer, the Company paid severance equal to the former executive’s regular base salary as of March 31, 2015, for twelve months, his target bonus for 2015, and his health and life insurance benefits coverage provided to him as of March 31, 2015, for twelve months. These payments and benefits, which represent an aggregate amount of $367,000, were recorded as reduction-in-force expense for the three months ended March 31, 2015. In addition, the Company accelerated the vesting of 69,377 employee stock options and 45,000 stock awards awarded to the former executive, resulting in reduction-in-force expense of $313,000.